Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net income	$ 4,935	$ 4,057	$ 2,130
Income (loss) from discontinued operations, net of tax	(36)	0	7
Income from continuing operations	4,899	4,057	2,137
Adjustments to reconcile net income to net cash provided by operating activities:
Provisions for losses	1,112	2,207	5,313
Depreciation and amortization	918	917	1,070
Deferred taxes and other	818	1,135	(1,429)
Stock-based compensation	301	287	230
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Other receivables	663	(498)	(730)
Other assets	(635)	(590)	526
Accounts payable and other liabilities	2,893	1,737	(98)
Travelers Cheques outstanding	(494)	(317)	(449)
Net cash (used in) provided by operating activities attributable to discontinued operations	0	0	(233)
Net cash provided by operating activities	10,475	8,935	6,337
Cash Flows from Investing Activities
Sale of investments	1,176	2,196	2,930
Maturity and redemption of investments	6,074	12,066	2,900
Purchase of investments	(1,158)	(7,804)	(13,719)
Net (increase) decrease in cardmember loans/receivables	(8,358)	(6,389)	6,154
Proceeds from cardmember loan securitizations	0	0	2,244
Maturities of cardmember loan securitizations	0	0	(4,800)
Purchase of premises and equipment, net of sales	(1,189)	(878)	(722)
Acquisitions/Dispositions, net of cash acquired	(610)	(400)	0
Net (increase) decrease in restricted cash	3,574	(20)	(1,935)
Net cash provided by investing activities attributable to discontinued operations	0	0	196
Net cash provided by (used in) investing activities	(491)	(1,229)	(6,752)
Cash Flows from Financing Activities
Net increase in customer deposits	8,232	3,406	11,037
Net increase (decrease) in short-term borrowings	(2)	1,056	(6,574)
Issuance of long-term debt	13,982	5,918	6,697
Principal payments on long-term debt	(21,029)	(17,670)	(15,197)
Issuance of American Express Series A preferred shares and warrants	0	0	3,389
Issuance of American Express common shares	594	663	614
Repurchase of American Express Series A preferred shares	0	0	(3,389)
Repurchase of American Express stock warrants	0	0	(340)
Repurchase of American Express common shares	(2,300)	(590)	0
Dividends paid	(861)	(867)	(924)
Net cash provided by financing activities attributable to discontinued operations	0	0	40
Net cash used in financing activities	(1,384)	(8,084)	(4,647)
Effect of exchange rate changes on cash	(63)	135	7
Net increase (decrease) in cash and cash equivalents	8,537	(243)	(5,055)
Cash and cash equivalents at beginning of year	16,356	16,599	21,654
Cash and cash equivalents at end of year	$ 24,893	$ 16,356	$ 16,599